Subsidiaries With Material Non-controlling Interest - Summarized Income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Sales	€ 983,680	€ 843,920	€ 662,037
Cost of Sales	663,879	578,515	467,861
Gross Profit	319,801	265,405	194,176
Other operating income	18,850	9,386	5,230
Selling and marketing expenses	26,086	20,448	20,044
Research and development expenses	34,387	29,616	17,390
General and administrative expenses	85,747	62,502	58,863
Operating Profit	192,431	162,225	103,109
Interest income	25,050	21,709	14,926
Interest expense	29,840	18,808	21,848
Profit Before Tax	187,641	165,673	96,279
Income taxes	44,625	31,404	17,682
Net Profit	143,016	134,269	78,597
Total comprehensive income	157,253	148,510	55,307
Attributable to non-controlling interests	167	(52)	84
Ompi of Japan Co., Ltd.
Net Sales	7,059	4,325	6,811
Cost of Sales	5,779	3,542	5,509
Gross Profit	1,280	783	1,302
Selling and marketing expenses	484	299	349
Research and development expenses	144	150	157
General and administrative expenses	126	452	518
Operating Profit	526	(118)	278
Interest income	33	37	17
Interest expense	45	90	74
Profit Before Tax	514	(171)	221
Income taxes	154	(48)	66
Net Profit	360	(123)	155
Total comprehensive income	388	(123)	155
Attributable to non-controlling interests	176	(60)	76
Medical Glass a.s.
Net Sales	38,362	41,643	36,852
Cost of Sales	37,255	34,425	30,039
Gross Profit	1,107	7,218	6,813
Other operating income	42	195	43
Selling and marketing expenses	46	177	165
General and administrative expenses	4,470	3,302	2,715
Operating Profit	(3,367)	3,934	3,976
Interest income	47	111	2
Interest expense	136	42	30
Profit Before Tax	(3,456)	4,003	3,948
Income taxes	79	826	834
Net Profit	(3,535)	3,177	3,114
Total comprehensive income	(3,535)	3,165	3,111
Attributable to non-controlling interests	€ (9)	€ 8	€ 8